Condensed Consolidated Statements of Cash Flow (unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Cash flow provided by (used in) Operating activities
Net loss for the period	$ (240)	$ (2,902)	$ (10,010)	$ (8,894)
Adjustments for non-cash items:
Depletion and amortization	1,392	1,182	3,401	3,603
Income tax (recovery) expense	(1,906)	(344)	(919)	895
Share-based compensation	356	188	1,497	915
Post-employment benefits	38	101	(36)	182
Rehabilitation provision - accretion	15	27	45	81
Interest expense	241	89	732	137
Unrealized loss (gain) on currency hedges	(346)	77	673	26
Loss on disposal of mineral rights		104	188	104
Unrealized loss on warrants liability		(115)		239
Other provisions		100		700
Unrealized loss (gain) on marketable securities and warrants	276	24	(1,407)	(62)
Interest expense Shares issued to settle payables - discount	122		196
Taxes paid	(114)	(79)	(262)	(224)
Operating cash flows before changes in working capital	(166)	(1,548)	(5,902)	(2,298)
Changes in items of working capital:
Trade receivables	(2,467)	(68)	(189)	(147)
VAT receivable	(166)	(355)	(845)	(52)
Income taxes recoverable	(15)	(17)	235	(99)
Inventories	600	(37)	252	(129)
Other assets	(195)	60	(72)	(480)
Trade payables	844	76	1,103	860
VAT payable	377	209	722	(88)
Net cash used in operating activities	(1,188)	(1,680)	(4,696)	(2,433)
Investing activities
Purchase of property, plant and equipment	(1,812)	(993)	(5,454)	(3,550)
Purchase of mineral rights	(68)	(76)	(68)	(76)
Payables settled on acquisition of Otis Gold Corp.			(1,889)
Cash received on acquisition of Otis Gold Corp.			51
Net cash used in investing activities	(1,880)	(1,069)	(7,360)	(3,626)
Financing activities
Proceeds from issuance of Convertible Debt	12,959		12,959
Proceeds from Credit Facility			5,871
Repayment of Credit Facility	(6,000)		(6,000)
Loan to Otis Gold Corp.			(355)
Proceeds on issuance of shares from equity financing		7,982		7,982
Proceeds from options exercised	187		303
Proceeds from warrants exercised		10	8	16
Lease payments	(97)	(78)	(196)	(294)
Interest paid	(140)	(8)	(423)	(26)
Net cash from financing activities	6,909	7,906	12,167	7,678
Effect of exchange rate changes on cash and cash equivalents	(298)	(116)	723	399
Increase in cash and cash equivalents	3,543	5,041	834	2,018
Cash and cash equivalents - Beginning of the period	3,635	3,394	6,344	6,417
Cash and cash equivalents - End of the period	$ 7,178	$ 8,435	$ 7,178	$ 8,435